Schedule of activities of subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Innovation Nutaq Inc. [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	Innovation Nutaq Inc.
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	CAD
Principal activity	Wireless solutions
NuRAN Wireless (Africa) Holding [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless (Africa) Holding
Country of incorporation	Mauritius
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Holding company
NuRAN Wireless DRC SA [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless DRC SA
Country of incorporation	DRC
Percentage ownership	100.00%
Functional currency	USD
Principal activity	Wireless solutions
NuRAN Wireless Cameroon Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless Cameroon Ltd
Country of incorporation	Cameroon
Percentage ownership	100.00%
Functional currency	XAF
Principal activity	Wireless solutions
NuRAN Wireless Benin S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless Benin S.A.R.L.U
Country of incorporation	Benin
Percentage ownership	100.00%
Functional currency	XOF
Principal activity	Wireless solutions
NuRAN Wireless Madagascar S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless Madagascar S.A.R.L.U
Country of incorporation	Madagascar
Percentage ownership	100.00%
Functional currency	MGA
Principal activity	Wireless solutions
NuRAN Wireless Cote d’Ivoire S.A.R.L.U [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	NuRAN Wireless Cote d’Ivoire S.A.R.L.U
Country of incorporation	Ivory Coast
Percentage ownership	100.00%
Functional currency	XOF
Principal activity	Wireless solutions
Advance Factoring Inc. (2025) [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiaries	Advance Factoring Inc. (2025)
Country of incorporation	Canada
Percentage ownership	100.00%
Functional currency	CAD
Principal activity	Factoring